FINANCIAL RISK MANAGEMENT - Effect of Foreign Currency Derivatives Impacts and Commercial Transactions Exposures (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized (losses) / gains on foreign currency derivatives - net	€ (4)	€ 4	€ (8)	€ 6
Unrealized (losses) / gains on foreign currency derivatives - net	(3)	(6)	(12)	(3)
Derivatives that do not qualify for hedge accounting | At fair value through profit and loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized (losses) / gains on foreign currency derivatives - net	(2)	5	(4)	9
Unrealized (losses) / gains on foreign currency derivatives - net	(3)	(6)	(11)	(4)
Derivatives that qualify for hedge accounting | At fair value through profit and loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized (losses) / gains on foreign currency derivatives - net	(2)	(1)	(4)	(3)
Unrealized (losses) / gains on foreign currency derivatives - net	0	0	(1)	1
Derivatives that qualify for hedge accounting | At fair value through OCI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized (losses) / gains on foreign currency derivatives - net	(5)	0	(9)	2
Gains reclassified from cash flow hedge reserve to the Consolidated Income Statement	€ 3	€ 1	€ 5	€ 2